BLACKROCK MUNICIPAL BOND FUND, INC.

BlackRock National Municipal Fund

BlackRock Short Duration Muni Fund

(each, a “Fund and together, the “Funds”)

Supplement dated December 1, 2025

to the Statement of Additional Information of the Funds (the “SAI”), dated October 28, 2025, as amended or supplemented to date

Effective immediately, the following change is made to the Funds’ SAI:

The chart listing investments and investment strategies in the section of the Funds’ SAI entitled “I. Investment Objectives and Policies” as it relates to each Fund is deleted in its entirety and replaced with the following:

	National Fund	Short Duration Fund
Asset-Backed Securities
Asset-Based Securities
Precious Metal-Related Securities
Borrowing and Leverage	X	X
Cash Management
Collateralized Debt Obligations
Collateralized Bond Obligations
Collateralized Loan Obligations
Commercial Paper
Commodity-Linked Derivative Instruments and Hybrid Instruments
Qualifying Hybrid Instruments
Hybrid Instruments Without Principal Protection
Limitations on Leverage
Counterparty Risk
Convertible Securities
Corporate Loans
Direct Lending
Credit Linked Securities	X	X
Cyber Security Issues	X	X
Debt Securities	X	X
Floating Rate and Variable Rate Securities	X	X
Inflation-Indexed Bonds
Investment Grade Debt Obligations	X	X
High Yield Investments (“Junk Bonds”)	X	X
Mezzanine Investments
Pay-in-kind Bonds	X
Supranational Entities
Depositary Receipts (ADRs, EDRs and GDRs)
Derivatives	X	X
Hedging	X	X
Speculation	X	X

	National Fund	Short Duration Fund
Risk Factors in Derivatives	X	X
Correlation Risk	X	X
Counterparty Risk	X	X
Credit Risk	X	X
Currency Risk
Illiquidity Risk	X	X
Leverage Risk	X	X
Market Risk	X	X
Valuation Risk	X	X
Volatility Risk	X	X
Futures	X	X
Swap Agreements	X	X
Credit Default Swaps and Similar Instruments	X	X
Interest Rate Swaps, Floors and Caps	X	X
Total Return Swaps	X	X
Options	X	X
Options on Securities and Securities Indices	X	X
Call Options	X	X
Put Options	X	X
Options on Government National Mortgage Association (“GNMA”) Certificates
Options on Swaps (“Swaptions”)	X	X
FLEX Options
Foreign Exchange Transactions
Spot Transactions and FX Forwards
Currency Futures
Currency Options
Currency Swaps
Distressed Securities
Environmental, Social and Governance (“ESG”) Integration	X	X
Equity Securities	X	X
Real Estate-Related Securities
Securities of Smaller or Emerging Growth Companies
Tracking Stocks
Exchange-Traded Notes (“ETNs”)
Foreign Investments
Foreign Investment Risks
Foreign Market Risk
Foreign Economy Risk
Currency Risk and Exchange Risk
Governmental Supervision and Regulation/Accounting Standards
Certain Risks of Holding Fund Assets Outside the United States
Publicly Available Information

	National Fund	Short Duration Fund
Settlement Risk
Sovereign Debt
Withholding Tax Reclaims Risk
U.S. Economic Trading Partners Risk
Funding Agreements
Guarantees	X	X
Illiquid Investments	X	X
Index Funds
Cash Flows; Expenses
Tracking Error Risk
S&P 500 Index
Russell Indexes
MSCI Indexes
FTSE Indexes
Bloomberg Indexes
ICE BofA Indexes
Indexed and Inverse Securities	X	X
Inflation Risk	X	X
Initial Public Offering (“IPO”) Risk
Investment in Emerging Markets
Brady Bonds
China Investments Risk
Investment in Other Investment Companies	X	X
Exchange-Traded Funds	X	X
Issuer Insolvency Risk
Lease Obligations
Life Settlement Investments
Liquidity Risk Management	X	X
Master Limited Partnerships
Merger Transaction Risk
Money Market Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks	X	X
Money Market Securities	X	X
Mortgage-Related Securities
Mortgage-Backed Securities
Collateralized Mortgage Obligations (“CMOs”)
Adjustable Rate Mortgage Securities
CMO Residuals
Stripped Mortgage-Backed Securities
Tiered Index Bonds
TBA Commitments
Mortgage Dollar Rolls
Net Interest Margin (NIM) Securities

	National Fund	Short Duration Fund
Municipal Investments	X	X
Risk Factors and Special Considerations Relating to Municipal Bonds	X	X
Description of Municipal Bonds	X	X
General Obligation Bonds	X	X
Revenue Bonds	X	X
Private Activity Bonds (“PABs”)	X	X
Moral Obligation Bonds	X	X
Municipal Notes	X	X
Municipal Commercial Paper	X	X
Municipal Lease Obligations	X	X
Tender Option Bonds	X	X
Yields	X	X
Variable Rate Demand Obligations (“VRDOs”)	X	X
Transactions in Financial Futures Contracts on Municipal Indexes	X	X
Call Rights	X	X
Municipal Interest Rate Swap Transactions	X	X
Insured Municipal Bonds	X	X
Build America Bonds	X	X
Tax-Exempt Municipal Investments	X	X
Participation Notes
Portfolio Turnover Rates	X	X
Preferred Stock
Tax-Exempt Preferred Shares	X	X
Trust Preferred Securities	X	X
Proxy Voting Policies
Open-End Active and Fixed Income Index Fund Proxy Voting Policy	X	X
BlackRock Active Investment Stewardship Climate and Decarbonization Stewardship Guidelines
Index Equity Fund Proxy Voting Policy
BlackRock Investment Stewardship Climate and Decarbonization Stewardship Guidelines
Real Estate Investment Trusts (“REITs”)
Recent Market Events	X	X
Reference Rate Replacement Risk	X	X
Repurchase Agreements and Purchase and Sale Contracts	X	X
Restricted Securities	X	X
Reverse Repurchase Agreements	X	X
Rights Offerings and Warrants to Purchase	X	X
Rule 144A Securities	X	X
Securities Lending	X	X
Short Sales	See note 1 below	See note 1 below
Special Purpose Acquisition Companies
Standby Commitment Agreements
Stripped Securities

	National Fund	Short Duration Fund
Structured Notes
Taxability Risk	X	X
Temporary Defensive Measures
U.S. Government Obligations	X	X
U.S. Treasury Obligations	X	X
U.S. Treasury Rolls	X	X
Utility Industries	X	X
When-Issued Securities, Delayed Delivery Securities and Forward Commitments	X	X
Yields and Ratings	X	X
Zero Coupon Securities	X	X

[1]	The Fund may only make short sales against-the-box.

Shareholders should retain this Supplement for future reference.

SAI-MUNIB-1225SUP